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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Haverford Financial Services, Inc.
Address:   3 Radnor Corporate Center, Suite 450
           Radnor, PA 19087

Form 13F File Number: 28-11678

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eric Drossner
Title:   Vice President
Phone:   (610) 995-8726

Signature, Place, and Date of Signing:


/s/ Eric Drossner
------------------------------------
Eric Drossner
Radnor, PA 19087
February 12, 2011

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              34

Form 13F Information Table Value Total:        $121,647 (thousands)

List of Other Included Managers:

     None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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                                       Form 13-F
                                      12/31/2010

               Name of Reporting Manager:  Haverford Financial Services

        COLUMN 1            COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------ -------------- --------- ------------- ------------------- ---------- ---------- --------------------------
                                                      VALUE      SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------ -------------- --------- ------------- ---------- --- ---- ---------- ---------- -------- -------- --------
ABBOTT LABS               COM           002824100      4,345      89639     SH       SOLE                   84,272      0      5,367
ACCENTURE LTD             SHS CLASS A   G1151C101      4,053      84455     SH       SOLE                   80,164      0      4,291
AIR PRODUCTS & CHEMICALS
 INC                      COM           009158106      3,506      39381     SH       SOLE                   37,056      0      2,325
BECTON DICKINSON          COM           075887109      4,064      48541     SH       SOLE                   45,701      0      2,840
AFLAC                     COM           001055102        342       6918     SH       SOLE                    6,918      0          0
JP MORGAN ALERIAN MLP     ALGERIAN
 INDEX                     ML ETN       46625H365        202       5550     SH       SOLE                    5,550      0          0
CATERPILLAR INC           COM           149123101      4,935      54562     SH       SOLE                   51,319      0      3,243
CONOCOPHILLIPS            COM           20825C104      5,551      83632     SH       SOLE                   78,880      0      4,752
CAPITAL TRUST - CL A      CL A NEW      14052H506        109      70000     SH       SOLE                   70,000      0          0
CHEVRON CORPORATION       COM           166764100      4,430      49192     SH       SOLE                   46,271      0      2,921
DU PONT E I DE NEMOURS
 CO                       COM           263534109      4,448      91763     SH       SOLE                   86,505      0      5,258
DISNEY WALT PRODUCTIONS   COM           254687106      4,738     128412     SH       SOLE                  120,008      0      8,404
EATON CORP                COM           278058102      5,150      52148     SH       SOLE                   49,139      0      3,009
SPDR GOLD TRUST           GOLD SHS      78463V107        538       3875     SH       SOLE                    3,875      0          0
HEWLETT PACKARD CO        COM           428236103      4,533     106106     SH       SOLE                   99,760      0      6,346
ISHARES GOLD TRUST        ISHARES       464285105        519      37340     SH       SOLE                   37,340      0          0
INTERNATIONAL BUSINESS
 MACHINES                 COM           459200101      4,787      32816     SH       SOLE                   30,778      0      2,038
INTEL CORP                COM           458140100      2,884     137411     SH       SOLE                  129,494      0      7,917
JOHNSON CONTROLS          COM           478366107      2,607      68238     SH       SOLE                   63,895      0      4,343
JOHNSON & JOHNSON         COM           478160104      3,639      58741     SH       SOLE                   55,236      0      3,505
J.P. MORGAN CHASE & CO    COM           46625H100      3,517      82905     SH       SOLE                   76,843      0      6,062
COCA-COLA CO              COM           191216100      2,552      39473     SH       SOLE                   37,224      0      2,249
MCDONALDS CORP            COM           580135101      4,075      53881     SH       SOLE                   50,661      0      3,220
MICROSOFT CORP            COM           594918104      4,724     168760     SH       SOLE                  160,749      0      8,011
NOVARTIS AG - ADR         SPON ADR B    66987V109      2,767      47178     SH       SOLE                   44,529      0      2,649
NYSE EURONEXT             COM           629491101      4,819     162393     SH       SOLE                  152,711      0      9,682
PEPSICO INC               COM           713448108      4,112      63178     SH       SOLE                   59,377      0      3,801
PROCTER & GAMBLE          COM           742718109      3,751      58387     SH       SOLE                   54,621      0      3,766
TEVA PHARMACEUTICAL INDS
 LTDADR                   ADR           881624209      3,040      58324     SH       SOLE                   54,337      0      3,987
UNION PACIFIC CORP        COM           907818108      4,430      48972     SH       SOLE                   46,053      0      2,919
UNITED TECHNOLOGIES CORP  COM           913017109      4,427      57197     SH       SOLE                   54,008      0      3,189
WELLS FARGO CO            COM           949746101      3,638     118475     SH       SOLE                  111,502      0      6,973
WHIRLPOOL                 COM           963320106      2,220      24991     SH       SOLE                   23,378      0      1,613
WAL-MART STORES           COM           931142103      3,362      62324     SH       SOLE                   58,474      0      3,850
EXXON MOBIL CORP          COM           30231G102      4,833      66753     SH       SOLE                   62,849      0      3,904
                                                  121,647.03